Acquisitions, Dispositions, and Deconsolidations - Other Segments (Details) - 704Games	Aug. 14, 2018
Business Acquisition [Line Items]
Percentage of ownership interest acquired	26.20%
Motorsport Network
Business Acquisition [Line Items]
Percentage of ownership	53.50%